Significant accounting policies - Summary of Total of Right of use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets (Detail) - Reportable segments [member] - Operating segments [member] - USD ($)
$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total non-current assets by region		$ 43,538	$ 24,720
Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region		21,953	19,398
Latin America - except Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region		1,085	922
Rest of the world [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	[1]	$ 20,500	$ 4,400

[1]	The increase in the Rest of the world non-current assets refers mainly to Workarea acquisition. For details, refer to note 3.2.